Segment Information (Details) - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2025
Segment Reporting [Abstract]
General and administrative	$ 2,922,318	$ 131,463	$ 7,602,857	$ 275,231	$ 328,469	$ 5,416,619
Research and development	271,534		586,609		3,650	156,462
Sales and marketing	2,159,439	11,490	3,612,611	71,445		1,168,108
Operating loss	(11,055,541)	(142,953)	(17,623,222)	(346,676)	$ (332,119)	$ (6,741,189)
Depreciation and amortization	$ 5,702,250		$ 5,821,145